Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Revenues
The Company assesses revenues based upon the nature or type of services it provides and the following table presents disaggregated revenue information:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Targeted Marketing	213,662	—	—	—

SAAS Businesses
Developer Services	173,457	252,859	235,231	34,106
Vertical Applications	84,495	104,463	93,591	13,569

Total SAAS Businesses	257,952	357,322	328,822	47,675

Total revenues	471,614	357,322	328,822	47,675